Subsequent Events	3 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

19. SUBSEQUENT EVENTS

At the Annual General Meeting of shareholders held on April 13, 2018, the Company’s shareholders approved a dividend of €0.14 per common share, equivalent to a total distribution of approximately €190 million.

On February 20, 2018, CNH Industrial announced that the United States Supreme Court ruled in its favor in Reese vs. CNH Industrial N.V. and CNH Industrial America LLC. The decision allows CNH Industrial to terminate or modify various retiree healthcare benefits (“Benefits”) previously provided to certain UAW Union represented Company retirees. On April 16, 2018, CNH Industrial announced it has determined to modify the Benefits provided to the applicable retirees to make them consistent with the Benefits provided to current eligible CNH Industrial retirees who had been represented by the UAW. The Benefits modifications are estimated to result in a reduction of the plan liability by approximately $500 million to $550 million, realizing a corresponding pre-tax income. The actual adjustment to the liability will be finalized using current market assumptions on the applicable measurement date (expected to be in the second quarter, once the retirees have been formally advised). This pre-tax income will be amortized from OCI to the income statement over approximately 4.5 years.

On April 27, 2018, CNH Industrial launched a buy-back program (the “Program”) involving the repurchase from time to time of up to $700 million in the Company’s common shares. The Program has a duration up to and including October 12, 2019. The Program will be conducted in the framework of the buyback authorization granted by the Shareholders’ Meeting held on April 13, 2018, whereby the Board is vested with the authority of purchasing up to 10% of the Company’s issued common shares during the eighteen-month period following such Shareholders’ Meeting.

On April 27, 2018, CNH Industrial announced that on the same date Moody’s Investors Service (“Moody’s”) raised the rating of the senior unsecured debt of CNH Industrial N.V. and CNH Industrial Finance Europe S.A. to Ba1 from Ba2. In addition, Moody’s affirmed the Ba1 corporate family rating of CNH Industrial N.V., the Ba1 senior unsecured rating of CNH Industrial Capital LLC and improved the outlook to positive from stable for both companies.

Effective April 27, 2018, the Board of Directors has appointed Mr. Derek Neilson as interim Chief Executive Officer of CNH Industrial following Mr. Tobin’s departure, as already announced by the Company on March 19, 2018. The Board of Directors will finalize the selection of a permanent Chief Executive Officer through its published governance process.